                                                As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                Registration No. 333-45946


                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

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                          FS VARIABLE SEPARATE ACCOUNT
                                SUPPLEMENT TO THE

            FSA ADVISOR VARIABLE ANNUITY PROSPECTUS DATED MAY 1, 2007
                                  (F-2544-PRO)

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THE FOLLOWING REPLACES THE LEGAL PROCEEDINGS SECTION OF THE PROSPECTUS:

There are no pending legal proceedings affecting the Separate Account. Various lawsuits against the Company and its subsidiaries have arisen in the ordinary course of business. In addition, various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company and its subsidiaries, such as through financial examinations, market conduct exams or regulatory inquiries. In management's opinion, except as noted above, these matters are not material in relation to the financial position of the Company.


Dated:  September 17, 2007



                Please keep this Supplement with your Prospectus

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